RESTRUCTURING AND IMPAIRMENT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Impairment Restructuring And Others [Abstract]
Restructuring	$ 78	$ 23	$ 136	$ 64
Impairment of long-lived assets	56	49	57	64
Other expenses	9	32	7	34
Total	$ 143	$ 104	$ 200	$ 162